Unaudited Consolidated Statements of (Loss) Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
REVENUES (note 8)	$ 241,402	$ 222,412	$ 500,636	$ 434,524
OPERATING EXPENSES
Voyage expenses	26,256	23,273	59,710	46,221
Vessel operating expenses (note 8)	88,184	86,519	176,314	163,843
Time-charter hire expense	4,975	14,093	16,387	28,870
Depreciation and amortization	48,474	50,265	96,962	94,775
General and administrative (notes 8, 13 and 15)	18,054	10,417	32,903	20,807
Restructuring (recovery) charge (note 7)	(821)	1,395	(262)	2,054
Total operating expenses	185,122	185,962	382,014	356,570
Income from vessel operations	56,280	36,450	118,622	77,954
OTHER ITEMS
Interest expense (notes 6 and 8)	(21,568)	(16,035)	(40,488)	(27,663)
Interest income (note 8)	190	1,465	367	1,660
Realized and unrealized (losses) gains on derivative instruments (note 9)	(38,144)	33,901	(74,776)	32,824
Equity income	2,388	1,598	6,091	1,598
Foreign currency exchange (loss) gain (note 9)	(2,836)	3,555	(3,611)	(83)
Loss on bond repurchase (note 6)				(1,759)
Other income - net	72	260	462	574
Total other items	(59,898)	24,744	(111,955)	7,151
(Loss) income from continuing operations before income tax expense	(3,618)	61,194	6,667	85,105
Income tax expense (note 10)	(182)	(456)	(1,445)	(222)
Net (loss) income from continuing operations	(3,800)	60,738	5,222	84,883
Net loss from discontinued operations (notes 8 and 14)		(2,134)		(4,309)
Net (loss) income	(3,800)	58,604	5,222	80,574
Non-controlling interests in net (loss) income	1,654	3,274	3,333	5,051
Preferred unitholders' interest in net (loss) income (note 12)	2,719	1,813	5,438	1,813
General Partner's interest in net (loss) income	3,696	3,833	7,639	6,906
Limited partners' interest in net (loss) income from continuing operations per common unit - basic (note 12)	$ (0.14)	$ 0.65	$ (0.13)	$ 0.89
Limited partners' interest in net (loss) income from continuing operations per common unit - diluted (note 12)	$ (0.14)	$ 0.65	$ (0.13)	$ 0.89
Limited partners' interest in net loss from discontinued operations per common unit - basic (note 12)		$ (0.02)		$ (0.05)
Limited partners' interest in net loss from discontinued operations per common unit - diluted (note 12)		$ (0.02)		$ (0.05)
Limited partners' interest in net (loss) income	(11,869)	51,909	(11,188)	69,029
Limited partners' interest in net (loss) income per common unit - basic (note 12)	$ (0.14)	$ 0.63	$ (0.13)	$ 0.85
Limited partners' interest in net (loss) income per common unit - diluted (note 12)	$ (0.14)	$ 0.63	$ (0.13)	$ 0.85
Weighted-average number of common units - basic	85,529,102	82,726,359	85,492,401	81,423,123
Weighted-average number of common units - diluted	85,529,102	82,742,751	85,492,401	81,432,027
Cash distributions declared per unit	$ 0.5384	$ 0.5253	$ 1.0768	$ 1.0506
Continuing Operations [Member]
OTHER ITEMS
General Partner's interest in net (loss) income	3,696	3,980	7,639	7,383
Limited partners' interest in net (loss) income	(11,869)	53,896	(11,188)	72,861
Discontinued Operations [Member]
REVENUES (note 8)		7,450		19,760
OPERATING EXPENSES
Voyage expenses		(41)		237
Vessel operating expenses (note 8)		1,307		3,098
Depreciation and amortization		397		1,236
General and administrative (notes 8, 13 and 15)		99		374
Total operating expenses		9,544		23,974
Income from vessel operations		(2,094)		(4,214)
OTHER ITEMS
Interest expense (notes 6 and 8)		(37)		(89)
Foreign currency exchange (loss) gain (note 9)		(2)		(4)
Total other items		(40)		(95)
Net loss from discontinued operations (notes 8 and 14)		(2,134)		(4,309)
General Partner's interest in net (loss) income		(147)		(477)
Limited partners' interest in net (loss) income		(1,987)		(3,832)
Dropdown Predecessor [Member]
OTHER ITEMS
Net (loss) income		$ (2,225)		$ (2,225)